Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2019
Accounting Policies [Abstract]
Fair Value, Liabilities Measured on Recurring Basis

The following is a listing of the Company’s liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of July 31, 2018.

	July 31, 2018
	Level 1	Level 2	Level 3	Total
Call option	$—	$2,168,211	$—	$2,168,211
Total	$—	$2,168,211	$—	$2,168,211

The following is a listing of the Company’s liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of July 31, 2019 and July 31, 2018:

	July 31, 2019
	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$7,820,282	$7,820,282
Total	$—	$—	$7,820,282	$7,820,282

	July 31, 2018
	Level 1	Level 2	Level 3	Total
Warrants to be issued	$—	$24,962,507	$—	$24,962,507
Total	$—	$24,962,507	$—	$24,962,507